Securities Act Registration No. 333-30470

Investment Company Act Reg. No. 811-09815

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 20	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 23	☒

(Check appropriate box or boxes.)

THE ARBITRAGE FUNDS

(Exact Name of Registrant as Specified in Charter)

41 Madison Avenue
42nd Floor
New York, New York	10010

(Address of Principal Executive Offices)	(Zip Code)

(212) 259-2655

(Registrant’s Telephone Number, including Area Code)

Copy to:
John S. Orrico Water Island Capital, LLC 41 Madison Avenue 42nd Floor New York, New York 10010	Peter D. Fetzer Foley & Lardner LLP 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

It is proposed that this filing become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☒	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This submission relates solely to The Arbitrage Credit Opportunities Fund and is being made solely to obtain identifiers for The Arbitrage Credit Opportunities Fund. The Arbitrage Credit Opportunities Fund was added in Amendment No. 19 to the Registration Statement on Form N-1A of The Arbitrage Funds (Securities Act Registration No. 333-30470 and Investment Company Act Registration No. 811-09815), which was filed on July 18, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this amended Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 27th day of September, 2012.

THE ARBITRAGE FUNDS

By:	/S/ JOHN S. ORRICO

John S. Orrico
President

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN S. ORRICO John S. Orrico	President, Treasurer and Trustee	September 27, 2012

/S/ KIM STORMS Kim Storms	Chief Financial Officer	September 27, 2012

Jay N. Goldberg*	Trustee	September 27, 2012

John Alvarado*	Trustee	September 27, 2012

Burtt R. Ehrlich*	Trustee	September 27, 2012

Robert P. Herrmann*	Trustee	September 27, 2012

*
/S/ JOHN S. ORRICO
John S. Orrico Attorney-in-fact September 27, 2012